Trade Payables and Other Liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Noncurrent Trade and Other Payables

	March 31, 2026	December 31, 2025
Current:
Trade payables	$419	$491
Accrued expenses	539	452
Contract liabilities(1)	584	718
Advances and deposits	70	44
Payables for property, plant and equipment and intangible assets	390	335
Other(2)	128	114
Total	$2,130	$2,154
Non-current:
Payables for intangible assets	147	150
Contract liabilities(1)	491	512
Other(2)	238	200
Total	$876	$862
(1)Contract liabilities comprise contractual obligations for payments received in advance of the satisfaction of performance obligations for wafers, as well as NRE services.
(2)Other includes other financial liabilities due from related parties, deferred tax liabilities and non-current advances and deposits.

Schedule of Explanation of Significant Changes in Contract Assets and Contract Liabilities
The following table presents the activities in contract liabilities as of March 31, 2026 and December 31, 2025

	March 31, 2026	December 31, 2025
Beginning contract liabilities balance	$1,230	$1,584
Cash receipts in advance of satisfaction of performance obligations	45	782
Released to the consolidated statements of operations	(200)	(1,124)
Other(1)	—	(12)
Ending contract liabilities balance	$1,075	$1,230

Current	$584	$718
Non-current	491	512
Total	$1,075	$1,230
(1)Includes $0 and $15 million primarily due to the unbilled accounts receivable balance applied against the related contract liabilities for a certain customer's non-recurring engineering arrangement as of March 31, 2026 and December 31, 2025, respectively.